SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On March 8, 2019 the Black Helmet Apparel E-Commerce business was sold for $175,000, a $20,000 amount was paid at the closing and the Company received a Promissory Note in the amount of $155,000 bearing a 15% interest rate payable in twelve equal payments.

On January 9, 2019, Bright Mountain Media, Inc. sold 163,750 units of our securities to 1 accredited investor in a private placement exempt from registration under the Securities Act in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D and Regulation S of the Securities Act. The units (the “Units”) were sold at a purchase price of $0.40 per Unit resulting in gross proceeds to us of $65,500 and we paid a commission to Spartan of $6,550. Each unit consisted of one share of our common stock and one five-year common stock purchase warrant to purchase one share of our common stock at an exercise price of $0.65 per share (the “Private Placement Warrants”).

Between January 28, 2019 and March 22, 2019, Bright Mountain Media, Inc. sold 750,000 units of our securities to 3 accredited investors in a private placement exempt from registration under the Securities Act in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D and Regulation S of the Securities Act. The units (the “Units”) were sold at a purchase price of $0.40 per Unit resulting in gross proceeds to us of $300,000. Each unit consisted of one share of our common stock and one five-year common stock purchase warrant to purchase one share of our common stock at an exercise price of $0.65 per share (the “Private Placement Warrants”).

Between February 26, 2019 and April 8, 2019, Bright Mountain Media, Inc. sold 1,210,000 units of our securities to 12 accredited investors in a private placement exempt from registration under the Securities Act in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D and Regulation S of the Securities Act. The units (the “Units”) were sold at a purchase price of $0.50 per Unit resulting in gross proceeds to us of $605,000. Each unit consisted of one share of our common stock and one five-year common stock purchase warrant to purchase one share of our common stock at an exercise price of $0.75 per share (the “Private Placement Warrants”).

On February 13, 2019, the Company entered into a not-binding letter of intent to acquire a company which operates in our industry, subject to due diligence. During February and March, 2019 we lent that company an aggregate of $337,500 under the terms of a 6% promissory note which matures on April 30, 2019. As collateral for the repayment of the note, the chief executive officer of the target has pledged his shares in the target.

On March 29, 2019 the Company failed to meet its Registration requirement by not timely filing the Registration Statement (Resale S-1) with the SEC to register the resale of the shares sold under the Private Placement Memorandum with Placement Agent. Under the Agreement the Company was required to file the Registration Statement on March 29, 2019. Since the Company has not filed the Registration Statement timely, the Company will never incur obligation of $3,260 per day that it is delinquent. The Company intends to file the Registration Statement as soon as practicable, subsequent to filing our Form 10-K.